Leases (Details Narrative)	12 Months Ended
	Mar. 31, 2022 INR (₨)	Jun. 08, 2021 ft²	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Area of space | ft²		83,988
Area of land surrendered | ft²		36,229
Lease liabilities	₨ 269,659,000		₨ 502,968,000	₨ 539,628,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	136,738
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	₨ 156,778
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
IFRS Lessee, Operating Lease, Term of Contract	3 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
IFRS Lessee, Operating Lease, Term of Contract	9 years
Motor Vehicles and Others [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
IFRS Lessee, Operating Lease, Term of Contract	3 years
Motor Vehicles and Others [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
IFRS Lessee, Operating Lease, Term of Contract	5 years